Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net
Note 6. Property, Plant and Equipment, net

Property, plant and equipment, net, consisted of the following (in thousands):

	December 31,
	2017	2016
Compression equipment, facilities and other fleet assets	$1,577,052	$1,480,568
Land and buildings	96,463	100,174
Transportation and shop equipment	82,240	97,784
Other	90,395	86,998
	1,846,150	1,765,524
Accumulated depreciation	(1,023,871)	(974,602)
Property, plant and equipment, net	$822,279	$790,922

Depreciation expense was $105.0 million, $129.2 million and $141.2 million during the years ended December 31, 2017, 2016 and 2015, respectively. Assets under construction of $130.4 million and $39.4 million as of December 31, 2017 and 2016, respectively, were primarily related to our contract operations business. During the years ended December 31, 2017, 2016 and 2015, we capitalized $3.4 million, $0.3 million and $0.1 million of interest related to construction in process, respectively.